Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.53%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.54%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.43%	1.43%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	5.91%	5.26%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.95%	2.85%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.65%	4.40%